Earnings per Share - Basic and Diluted Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Basic and diluted earnings per share computation
Net income available to common stockholders	$ 4,583	$ 9,183	$ (7,294)	$ 7,780	$ 4,194	$ (38,967)	$ 9,534	$ 3,949	$ (341)	$ 23,560	$ 4,680	$ 13,863	$ (25,825)
Weighted average outstanding shares of common stock	90,170,462		77,224,463							83,275,206	77,211,354	77,216,133	65,253,954
Dilutive effect of stock-based awards	3,783,441									3,582,720	503,591	425,255
Adjusted weighted average outstanding and assumed conversions for diluted EPS	93,953,903		77,224,463							86,857,926	77,714,945	77,641,388	65,253,954
Earnings per share from continuing operations:
Basic (in dollars per share)	$ 0.05	$ 0.12	$ (0.09)	$ 0.10	$ 0.04					$ 0.28	$ 0.05	$ 0.17	$ (0.40)
Diluted (in dollars per share)	0.05	0.12	(0.09)	0.10	0.04					0.27	0.05	0.17	(0.40)
Earnings per share from discontinued operations:
Basic (in dollars per share)					0.01						0.01	0.01
Diluted (in dollars per share)					0.01						0.01	0.01
Total earnings per share:
Basic (in dollars per share)	0.05	0.12	(0.09)	0.10	0.05	$ (0.50)	$ 0.12	$ 0.06	$ (0.01)	0.28	0.06	0.18	(0.40)
Diluted (in dollars per share)	$ 0.05	$ 0.12	$ (0.09)	$ 0.10	$ 0.05	$ (0.50)	$ 0.12	$ 0.06	$ (0.01)	$ 0.27	$ 0.06	$ 0.18	$ (0.40)